Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Realty Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s primary investment objective is long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income, including interest and dividends from portfolio securities, as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of Realty Companies (defined below), as well as certain synthetic instruments relating to Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Portfolio’s direct investments in Realty Companies and may include depositary receipts, including ADRs, GDRs and European Depositary Receipts, warrants, rights, options and shares of ETFs. The Portfolio’s investments in non-US companies may include companies whose principal business activities are located in emerging market countries.

In addition, under normal market conditions the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in non-US companies. The Investment Manager will allocate the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries).

The Investment Manager conducts proprietary quantitative, qualitative and on-site real estate analysis to select the Portfolio’s investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. The Investment Manager’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to NAV ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.

“Realty Companies” are real estate-related companies of any size including, but not limited to, REITs, real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate).

The Portfolio may invest in issuers of any market capitalization and securities of any maturity, and the Portfolio’s investments also may include securities purchased in IPOs.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

The Portfolio also may invest up to 20% of its assets in equity and fixed income securities and instruments of companies or entities (which need not be Realty Companies), including, but not limited to, other investment companies.

The Portfolio’s investments in preferred stock and convertible securities may include securities which, at the time of purchase, are rated below “investment grade” by an NRSRO, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

The Portfolio may, but is not required to, enter into forward currency contracts and write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Equity Securities Risk. Preferred stock is subject to credit and interest rate risk (described below) and the risk that the dividend on the stock may be changed or omitted by the issuer and, unlike common stock, participation in the growth of an issuer may be limited. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised, in which case the warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Realty Companies Risk. Since the Portfolio focuses its investments in Realty Companies, the Portfolio could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Portfolio could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. An investment in REITs may be adversely affected or lost if the REIT fails to comply with applicable laws and regulations. If the Portfolio invests in a REIT that subsequently fails to qualify as a REIT under the Code, it is highly likely that the REIT will be subject to a substantial additional income tax liability that could cause it to liquidate investments, borrow funds under adverse conditions or, possibly, fail.

Small and Mid Cap Companies Risk. Many Realty Companies are small and mid cap companies, which carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The securities of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Non-Diversification Risk. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Fixed-Income Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk, the risk that securities will decline in value because of changes in market interest rates, is usually greater for fixed-income securities with longer maturities or effective durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. If there is a decline, or perceived decline, in the credit quality of a fixed-income security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. Junk bonds tend to be more volatile, less liquid and are considered speculative. During unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like. Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Derivatives Risk. Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts, over-the-counter options on securities and indexes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivative transactions as well as exchange-traded options in which the Portfolio may invest are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Investment Companies and ETF Risk. Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the other investment companies and ETFs in which the Portfolio invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio's NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Year-by-Year Total Returns for Open Shares As of 12/31
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of August 15, 2013, the Portfolio changed its name from “Lazard International Realty Equity Portfolio” to “Lazard Global Realty Equity Portfolio” and adopted the Portfolio’s current investment strategies.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Realty Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The Portfolio commenced operations after all of the assets of an investment company advised by Alesco, Grubb & Ellis AGA International Realty Fund (the “Predecessor International Realty Fund”), were transferred to the Portfolio in exchange for Open Shares of the Portfolio in a tax-free reorganization on September 23, 2011. The bar chart shows how the performance of the Portfolio’s Open Shares (or the Predecessor International Realty Fund’s Class A shares, prior to September 23, 2011) has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Realty Equity Portfolio by showing the Portfolio's year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The FTSE EPRA/NAREIT Global ex-US/FTSE EPRA/NAREIT Global Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the FTSE EPRA/NAREIT Global ex-US Index for all periods through August 15, 2013 (when the Portfolio's investment strategy changed) and the FTSE EPRA/NAREIT Global Index for all periods thereafter. In future periods the Portfolio will no longer compare its performance to that of the FTSE EPRA/NAREIT Global ex-US Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 6/30/09 31.31% Worst Quarter: 9/30/11 -22.48%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Open Shares. After-tax returns of the Portfolio's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Open Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

The FTSE EPRA/NAREIT Global ex-US/FTSE EPRA/NAREIT Global Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the FTSE EPRA/NAREIT Global ex-US Index for all periods through August 15, 2013 (when the Portfolio’s investment strategy changed) and the FTSE EPRA/NAREIT Global Index for all periods thereafter. In future periods the Portfolio will no longer compare its performance to that of the FTSE EPRA/NAREIT Global ex-US Index.

FTSE EPRA/NAREIT Global Index (reflects no reduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	14.87%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	14.87%
FTSE EPRA/NAREIT Global Index (reflects no reduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	14.87%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	15.65%
FTSE EPRA/NAREIT Global ex-US Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	15.09%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	15.09%
FTSE EPRA/NAREIT Global ex-US Index (reflects no deduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	15.09%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	17.44%
FTSE EPRA/NAREIT Global ex-US/FTSE/NAREIT Global Linked Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	14.80%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	14.80%
FTSE EPRA/NAREIT Global ex-US/FTSE/NAREIT Global Linked Index (reflects no deduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	14.80%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	16.80%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.56%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.31%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,864
1 Year	rr_AverageAnnualReturnYear01	0.89%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	18.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2011
Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.66%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.36%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,126
Annual Return 2009	rr_AnnualReturn2009	89.06%
Annual Return 2010	rr_AnnualReturn2010	11.46%
Annual Return 2011	rr_AnnualReturn2011	(20.35%)
Annual Return 2012	rr_AnnualReturn2012	44.81%
Annual Return 2013	rr_AnnualReturn2013	0.60%
1 Year	rr_AverageAnnualReturnYear01	0.60%
5 Years	rr_AverageAnnualReturnYear05	19.58%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	19.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Open Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	16.62%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	16.61%
Open Shares | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	15.12%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	15.11%
R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.56%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.36%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,858
1 Year	rr_AverageAnnualReturnYear01	0.89%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	18.38%

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.15%, 1.45% and 1.10% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.